Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Consolidation, Policy [Policy Text Block]	The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.	Basis of consolidation and presentation The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.
Liquidity Disclosure [Policy Text Block]	The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. Management believes that the Company's current cash and cash flow from operations, together with borrowings from its senior lender will be sufficient to fund its anticipated operations, working capital and capital spending for the next 12months. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.	The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. The Company believes that cash flow from operations, together with borrowings from its senior lender and, if needed financial support from Phoenix Venture Fund LLC, a principal stockholder ("Phoenix") together with affiliates, will be sufficient to fund the anticipated operations for fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.
Use of Estimates, Policy [Policy Text Block]	Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management's application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company's financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management's estimates and assumptions.	Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management's application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company's financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management's estimates and assumptions.
Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and cash equivalents comprise cash and highly liquid investments with original maturities of less than ninety days.
Inventory, Policy [Policy Text Block]		Inventory is recorded at the lower of average cost or net realizable value. The valuation of inventory requires the use of estimates regarding the amount of current inventory that will be sold and the prices at which it will be sold based on an assessment of expected orders for these products from the Company's customers. Additionally, the estimates reflect changes in the Company's products or changes in demand because of various factors including the market for the Company's products, obsolescence, product discontinuation, technology changes and competition.
Property, Plant and Equipment, Policy [Policy Text Block]		Fixed assets are recorded at cost. The straight line depreciation method is used to depreciate the recorded value of fixed assets over their estimated useful lives.
Revenue Recognition, Policy [Policy Text Block]		The Company's revenue is derived from the sale of rugged, mobile technology which includes rugged mobile computers and related accessories. The Company's customers are predominantly resellers. However, the Company also sells directly to end-users. Revenue is recognized, net of an allowance for estimated returns, when title and risks of ownership are transferred to the customer, all significant contractual obligations have been satisfied, the sales price is fixed or determinable and the ability to collect is reasonably assured. The Company's revenue recognition criteria have generally been met when the product has been shipped. Shipments are based on firm purchase orders from customers with stated terms. The shipping terms are F.O.B. shipping point. The Company does not have installation, training or other commitments subsequent to shipment that are other than incidental. Prices are determined based on negotiations with the Company's customers and are not subject to adjustment. Generally, the Company does not hold inventory at its resellers and does not expect resellers to hold inventories of the Company's products other than in limited circumstances where such inventory is monitored by the Company. As a result, the Company expects returns to be minimal. The allowance for returns is calculated and regularly reviewed based on historical experience. The Company has not had material adjustments as returns have been minimal. Warranty obligations related to recognized revenue are generally covered by warranty coverage agreements provided by a third party.
Cost of Sales, Policy [Policy Text Block]		The Company's cost of revenue consists of the costs associated with manufacturing, assembling and testing its products, related overhead costs, maintenance, compensation, freight and other costs related to manufacturing support, including the depreciation of tooling assets. The Company uses contract manufacturers to manufacture its products and supporting components, and the significant majority of the Company's cost of revenue is attributable to component costs and payments to these contract manufacturers. Cost of revenue also includes warranty costs. The Company records warranty liabilities at the time of sale for the estimated costs that may be incurred under its warranty. The specific warranty terms and conditions generally included are technical support, repair parts, and labor for a period that is generally three years. The Company re-evaluates its estimates to assess the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary and any change, based on current information, is recorded as a change in estimate.
Income Tax, Policy [Policy Text Block]		The Company accounts for income taxes in accordance with the asset and liability method. The determination of future tax assets and liabilities is based on the difference between financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the period in which the differences are expected to occur. Future tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. The Company periodically assesses uncertain tax positions that the Company has taken or expects to take on a tax return (including a decision whether to file or not to filea return in a particular jurisdiction). The Company evaluated its tax positions and determined that there were no uncertain tax positions for the years ended March31, 2012 and 2011.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]		The Company applies the fair value method of accounting for all of its employee stock-based compensation. The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards at the date of the issuance of the award. The value is expensed over the vesting period which is generally three years. See Note9 to these consolidated financial statements for required disclosures.
Fair Value of Financial Instruments, Policy [Policy Text Block]		Financial instruments that potentially subject the Company to credit risk include cash and cash equivalents, accounts receivable and unbilled receivables from customers. Cash is deposited in demand accounts in federally insured domestic institutions to minimize risk. Accounts receivables are generally unsecured. With respect to accounts receivables, the Company performs ongoing credit evaluations of customers and generally does not require collateral. Receivables are concentrated with a small number of customers. The Company maintains an allowance for doubtful accounts when deemed necessary. The allowance for doubtful accounts at March31, 2012 and March31, 2011 was $33 and $38, respectively. The amounts reported for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, bank indebtedness and promissory notes payable are considered to approximate their fair values based on comparable market information available at the respective balance sheet dates and their short-term nature.
Earnings Per Share, Policy [Policy Text Block]		Loss per share attributable to common stockholders has been computed based on the weighted-average number of common shares issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company's share option plan, the exercise of outstanding options, the exercise of outstanding warrants, the conversion of the convertible SeriesA Preferred Stock, SeriesB Preferred Stock, SeriesC Preferred Stock and SeriesD Preferred Stock, and other common stock equivalents were excluded from the loss per share attributable to common stockholders calculations for the years presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.
New Accounting Pronouncements, Policy [Policy Text Block]		The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.